OTHER FEES AND COMMISSIONS (Tables)	12 Months Ended
Dec. 31, 2012
Fees And Commissions Tables [Abstract]
Brokers And Dealers Disclosure Tables [Text Block]
Other fees and commissions for the years ended December 31, comprised:
	2010	2011	2012
	(EUR in thousands)
Custody, brokerage & investment banking	79,953	61,903	66,184
Retail lending fees	50,410	41,446	38,968
Corporate lending fees	149,364	136,546	135,982
Banking fees & similar charges	164,947	171,221	199,317
Fund management fees	31,018	24,305	15,350
Total	475,692	435,421	455,801